Income tax expense	12 Months Ended
Dec. 31, 2021
Major Components Of Tax Expense Income [Abstract]
Income tax expense

38 Income tax expense

Italian companies are subject to two enacted income taxes at the following rates:

	2021	2020	2019
IRES (state tax)	24.00%	24.00%	24.00%
IRAP (regional tax)	4.82%	4.82%	4.82%

IRES is a state tax and is calculated on the taxable income determined on the income before taxes modified to reflect all temporary and permanent differences regulated by the tax law.

IRAP is a regional tax and each Italian region has the power to increase the current rate of 3.90% by a maximum of 0.92%. In general, the taxable base of IRAP is a form of gross profit determined as the difference between gross revenues (excluding interest and dividend income) and direct production costs (excluding interest expense and other financial costs). The enacted IRAP tax rate due in Puglia region for 2021, 2020 and 2019 is 4.82% (3.90% plus 0.92%).

Total income taxes for the years ended December 31, 2021, 2020 and 2019 are allocated as follows:

	2021	2020	2019
Current:
- Domestic	(2,116)	(2,221)	(585)
- Foreign	(3,170)	(1,545)	(1,400)
Total (a)	(5,286)	(3,766)	(1,985)
Deferred:
- Domestic	—	430	(387)
- Foreign	897	(1,005)	37
Total (b)	897	(575)	(350)
Total (a + b)	(4,389)	(4,341)	(2,335)

Consolidated profit/(loss) before income taxes and Non-controlling interests of the consolidated statement of profit or loss for the years ended December 31, 2021, 2020 and 2019, is analysed as follows:

	2021	2020	2019
Domestic	(1,551)	(17,049)	(24,808)
Foreign	10,325	(3,516)	(6,537)
Total	8,774	(20,565)	(31,345)

The effective income taxes differ from the expected income tax expense (computed by applying the IRES state tax, which is 24% for 2021, 2020 and 2019, to profit before income taxes and non-controlling interests) as follows:

	2021	2020	2019
Expected tax benefit (expense) at statutory tax rates	(2,106)	4,936	7,523
Effect of:
- Tax exempt income	2,320	4,806	3,297
- Aggregate effect of different tax rates in foreign jurisdictions	191	322	(139)
- Italian regional tax	(78)	(24)	(78)
- Non-deductible expenses	(5,152)	(5,575)	(4,521)
- Tax effect on unremitted earnings	(515)	(1,024)	(430)
- Non taxable gain from disposal of a subsidiary	1,057	—	—
- Chinese withholding tax on income not recoverable	(699)	(1,396)	(139)
- Effect of net change in deferred tax assets unrecognised	593	(6,386)	(7,848)
Actual tax charge	(4,389)	(4,341)	(2,335)

In 2021, the Group reported a profit before tax of 8,774 and income tax expense of 4,389 (for a tax rate of 50.0%), compared to a loss before tax of 20,565 and income tax expense of 4,341 in 2020, and a loss before tax of 31,345 and income tax expense of 2,335 in 2019.

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as at December 31, 2021 and 2020 are presented below:

Deferred tax assets	31/12/21	31/12/20
Inventories obsolescence	633	354
Provision for contingent liabilities	466	379
Other temporary differences	174	12
Intercompany profit on inventories	22	1,278
Total deferred tax assets	1,295	2,023

Deferred tax liabilities	31/12/21	31/12/20
Withholding tax on unremitted earnings of subsidiaries	(516)	(1,024)
Withholding tax on liquidation of subsidiaries	(482)	—
Deferred revenue (IFRS 15)	—	(984)
Unrealised net gains on foreign exchange rate	(258)	(376)
Other temporary differences	(149)	(131)
Total deferred tax liabilities	(1,405)	(2,515)

Movements in deferred tax balances occurred during 2019, 2020 and 2021 are analysed as follows:

	Def. tax assets	Def. tax liabilities	Total
Balance as at December 31, 2018	2,027	(1,594)	433
Recognised in profit or loss	(53)	(297)	(350)
Recognised in OCI	—	—	—
Recognised directly in equity	—	—	—
Balance as at December 31, 2019	1,974	(1,891)	83
Recognised in profit or loss	49	(624)	(575)
Recognised in OCI	—	—	—
Recognised directly in equity	—	—	—
Balance as at December 31, 2020	2,023	(2,515)	(492)
Recognised in profit or loss	(728)	1,110	382
Recognised in OCI	—	—	—
Recognised directly in equity	—	—	—
Balance as at December 31, 2021	1,295	(1,405)	(110)

The following tables show the reconciliation of deferred tax assets and deferred tax liabilities with the balances included in the consolidated statements of financial position as at December 31, 2021 and 2020.

	31/12/21	31/12/20
Deferred tax assets	1,295	2,023
Deferred tax liabilities compensated	(409)	(1,492)
Net deferred tax assets	886	531
Deferred tax liabilities	(996)	(1,024)

As at December 31, 2021, deferred tax assets recognised are mainly related to inventories obsolescence and provisions for contingent liabilities and inventories obsolescence both of them recorded by some subsidiaries.

In assessing the reliability of deferred tax assets, management considers whether it is probable that some portion or all of the deferred tax assets will not be realised. The ultimate realisation of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and the tax loss carry-forwards are utilised. Given the cumulative loss position of the domestic companies and of some of foreign subsidiaries as at December 31, 2021 and 2020, management has considered the scheduled reversal of deferred tax liabilities and tax planning strategies, in making their assessment. After an analysis as at December 31, 2021 and 2020, management has not identified any relevant tax planning strategies prudent and feasible available to recognise the deferred tax assets. Therefore, as at December 31, 2021 and 2020 the realisation of the deferred tax assets is primarily based on the scheduled reversal of deferred tax liabilities, except in certain historically profitable jurisdictions.

Based upon this analysis, management believes that the Natuzzi Group will realise the deferred tax assets of 1,295 as at December 31, 2021 (2,023 as at December 31, 2020).

As at December 31, 2021 and 2020 deferred tax assets have not been recognised in respect of the following items, because it is not probable that future taxable profit will be available against which the Group can use the benefits therefrom.

Unrecognised deferred tax assets	31/12/21		31/12/20
	Gross Amount	Tax effect	Gross Amount	Tax effect
Tax loss carry-forwards	368,779	88,328	396,763	97,107
Provision for contingent liabilities	12,231	2,888	14,311	3,695
Inventory obsolescence	11,985	2,560	9,952	2,480
Allowance for doubtful accounts	6,810	1,540	11,006	2,547
Intercompany profit on inventories	5,676	1,614	5,958	439
Provision for warranties	3,117	898	3,646	1,051
Impairment of non-financial assets	3,989	1,018	3,318	967
Goodwill and intangible assets	692	48	680	196
IAS 19 adjustment - employees’ leaving entitlement	1,807	434	1,806	433
Deferred costs	45	9	2,866	822
Other temporary differences	8,997	1,398	7,744	992
Total unrecognised deferred tax assets	424,128	100,735	458,050	110,729

As at December 31, 2021 and 2020, taxes that will be due on the distribution of the portion of shareholders’ equity equal to unremitted earnings of some subsidiaries are 1,051 and 507, respectively. Of these deferred taxes, the Group recognized in 2021 the amount of 576 on the share of the aforementioned retained earnings, as it is likely they will be distributed as dividends by the subsidiaries in the coming years.

As at December 31, 2021 and 2019 the tax losses carried-forward of the Group expire as follows:

	2021	Expire date	2020	Expire date
Expire in five years	6,207	2022-2026	7,421	2021-2025
Expire after five years	3,257	> 2026	4,902	> 2025
Never expire	359,316	—	384,440	—
Total	368,780		396,763

In Italy all tax losses carried-forward no longer expire, with the only limitation being that such tax losses carried-forward can be utilised to off-set a maximum of 80% of the taxable income in each following year.

The income tax payable recorded as at December 31, 2021 and 2020 is 2,740 and 1,134, respectively. Whereas, the current income tax receivable recorded as at December 31, 2021 and 2020 is 2,032 and 1,255, respectively. Of the Group’s income tax payable, 300 (2020: nil) relates to management’s estimation of the amount for the ongoing tax review of the Parent, which the Italian tax authority commenced in October 2020. The uncertain tax treatment relates to the interpretation of how the tax legislation applies to the Group’s transfer pricing arrangements. Due to the uncertainty involved, there is a possibility that the outcome of such tax review may be significantly different to the amount currently recognised. Although management has used a single best estimate of the tax amount expected to be paid, it is anticipated that the reasonably possible outcome of current tax liabilities sits within a range between 200 and 400.

The Group believes that its accruals for tax liabilities are adequate for all open tax years based on its assessment of many factors, including interpretations of tax law and prior experience.

The Company operates in many foreign jurisdictions. With no material exceptions, the Company and its major subsidiaries located in Romania and China are no longer subject to examination by tax authorities for years prior to 2017.